Consolidated Statements of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating activities:
Cash generated from operations	$ 5,038,467	$ 5,841,606	$ 8,458,167
Income tax paid	(148,915)	(253,618)	(1,432,622)
Net cash generated from operating activities	4,889,552	5,587,988	7,025,545
Investing activities:
Capital contributions in associates and joint ventures	(47,219)	(64,267)	(101,157)
Acquisition of investment properties	(2,451,315)	(2,506,048)	(3,075,049)
Proceeds from sales of investment properties	177,057		67,618
Acquisition of property, plant and equipment	(159,209)	(89,403)	(52,473)
Advance payments	(11,255)	(4,042,481)	(238,163)
Acquisition of intangible assets	(34,189)	(185,876)	(53,406)
Acquisitions of investments in financial assets	(8,959,314)	(29,336,951)	(28,131,163)
Proceeds from investments in financial assets	12,834,547	30,683,814	21,082,559
Loans granted	(921,927)		(22,725)
Loans granted to related parties	(4,718,717)		(3,344)
Loans payment received from related parties	666,037
Proceeds from sales of property, plant and equipment			28,392
Proceeds from sales of interest held in associates and joint ventures		5,448
Collection of financial assets interests and dividends	575,436	571,339	810,683
Acquisition of subsidiaries, net of cash acquired			(114,736)
Dividends received	170,609	6,547	76,214
Net cash used in investing activities	(2,879,459)	(4,957,878)	(9,726,750)
Financing activities:
Issuance of non-convertible notes			6,588,262
Repurchase of non-convertible notes	(510,215)	(80,546)
Borrowings obtained	10,237,811	3,332,364	1,775,852
Payment of borrowings	(10,613,025)	(2,966,912)	(179,776)
Payments of financial leasing		(17,622)	(10,308)
Payment of leases liabilities	(47,200)
Payment of derivative financial instruments	(565,564)	(972,192)	(990,042)
Proceeds from derivative financial instruments	485,325	1,574,248	1,535,570
Payment of interest	(3,015,702)	(2,893,591)	(1,875,222)
Reimbursement of dividends		46,836
Dividends paid	(730,307)	(1,007,548)	(1,834,406)
Dividends paid to non-controling shareholders	(91,282)
Contribution of the non-controling shareholders		73
Short-term loans, net	1,288,810	353,581	(50,692)
Net cash (used in) / generated from financing activities	(3,561,349)	(2,631,309)	4,959,238
Net (decrease) / increase in cash and cash equivalents	(1,551,256)	(2,001,199)	2,258,033
Cash and cash equivalents at beginning of the year	6,001,314	8,100,480	5,203,341
Foreign exchange gain and others on cash and cash equivalents	214,259	(57,371)	645,707
Inflation adjustment	(37,708)	(40,596)	(6,601)
Cash and cash equivalents at end of the year	$ 4,626,609	$ 6,001,314	$ 8,100,480